Performance Management - iShares Global Government Bond USD Hedged Active ETF	Feb. 24, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	As of the date of this prospectus (the “Prospectus”), the Fund does not have a full calendar year of performance information to report.
Performance One Year or Less [Text]	As of the date of this prospectus (the “Prospectus”), the Fund does not have a full calendar year of performance information to report.